Interest Expense (Tables)	12 Months Ended
Mar. 31, 2026
Interest Expense [Abstract]
Schedule of Interest Expense
	Year ended March 31, 2024	Year ended March 31, 2025	Year ended March 31, 2026
	RMB	RMB	RMB

Amortization charges on promissory notes	5,058	5,974	-
Interest expense on bonds payable-preferred shares (Note 18)	-	-	419
Interest expense on borrowings	2,268	532	406
Total	7,326	6,506	825